Annual Total Returns[BarChart] - International Growth Portfolio - International Growth Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.17%)	17.99%	19.81%	(4.52%)	(1.73%)	(3.41%)	30.03%	(11.28%)	34.80%	17.91%